Performance Management - Grayscale Artificial Intelligence Infrastructure ETF	Jun. 03, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://etfs.Grayscale.com/GRAI and will provide some indication of the risks of investing in the Fund.

Performance Information Illustrates Variability of Returns [Text]	Once available, the Fund’s performance information will be accessible on the Fund’s website at https://etfs.Grayscale.com/GRAI and will provide some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	https://etfs.Grayscale.com/GRAI